Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Active Equity Multi-Manager Funds

Multi-Manager International Equity Fund

Multi-Manager U.S. Dynamic Equity Fund

Multi-Manager U.S. Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, the Funds’ Institutional Shares have been redesignated as Class P Shares. Accordingly, effective immediately, all references to Institutional Shares in the Prospectus and SAI are replaced with Class P Shares.

Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Active Equity Multi-Manager Funds

Multi-Manager International Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, the Funds’ Institutional Shares have been redesignated as Class P Shares. Accordingly, effective immediately, all references to Institutional Shares in the Prospectus and SAI are replaced with Class P Shares.

Multi-Manager U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Active Equity Multi-Manager Funds

Multi-Manager U.S. Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, the Funds’ Institutional Shares have been redesignated as Class P Shares. Accordingly, effective immediately, all references to Institutional Shares in the Prospectus and SAI are replaced with Class P Shares.

Multi-Manager U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Active Equity Multi-Manager Funds

Multi-Manager U.S. Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, the Funds’ Institutional Shares have been redesignated as Class P Shares. Accordingly, effective immediately, all references to Institutional Shares in the Prospectus and SAI are replaced with Class P Shares.